                           THE MAINSTAY GROUP OF FUNDS

       Supplement dated April 16, 2008 ("Supplement") to the Prospectuses dated February 28, 2008 ("Prospectuses")

This Supplement updates certain information contained in the above-dated Prospectuses for The MainStay Funds, Eclipse Funds and Eclipse Funds Inc. You may obtain copies of the Prospectuses and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. Please review this important information carefully. These documents are also available via the internet on the Funds' website at www.mainstayfunds.com. Please review this important information carefully.

     CLASS A INVESTMENT MINIMUM AND ELIGIBILITY

     The section entitled "Investment Minimums and Eligibility Requirements - Class A Shares" is amended by adding the following:

     - Effective September 15, 2008, $15,000 minimum initial investment with no minimum subsequent investment for investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds. To qualify for this investment minimum, all aggregated accounts must be tax reportable under the same tax identification number. You may not aggregate your holdings with the holdings of any other person or entity to qualify for this investment minimum.

     Additionally, please note that if you qualify for this exception, you must also maintain your account balance at or above $15,000 to avoid having your account automatically convert into Investor Class shares.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                           THE MAINSTAY GROUP OF FUNDS

                        MAINSTAY INCOME AND BLENDED FUNDS

                 Supplement dated April 16, 2008 ("Supplement")
            to the Prospectus dated February 28, 2008 ("Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn:
MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds' website at www.mainstayfunds.com. Please review this important information carefully.

A portion of the Fees and Expenses tables and information in the Example tables for the following Funds are hereby amended as follows in order to reflect the impact of the written expense limitation agreement which became effective on April 1, 2008. All other information in the Fees and Expenses tables, the accompanying footnote text, and the footnote text to the Example tables remain unchanged. Please refer to the Prospectus for the text of the appropriate footnote references.

DIVERSIFIED INCOME FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                  INVESTOR
(expenses that are deducted from Fund assets)    CLASS     CLASS A   CLASS B   CLASS C   CLASS I
---------------------------------------------   --------   -------   -------   -------   -------
Management Fees(2)                                0.60%     0.60%     0.60%     0.60%     0.60%
Distribution and/or Service (12b-1) Fees(3)       0.25%     0.25%     1.00%     1.00%      None
Other Expenses(4)                                 0.66%     0.47%     0.60%     0.60%     0.44%
Total Annual Fund Operating Expenses(5)           1.51%     1.32%     2.20%     2.20%     1.04%
Fee Recoupments/(Waivers/Reimbursements) (5)     (0.11)%   (0.02)%   (0.05)%   (0.05)%   (0.08)%
Net Annual Fund Operating Expenses(5)             1.40%     1.30%     2.15%     2.15%     0.96%

EXAMPLE*

                                                 CLASS B                        CLASS C
                                      -----------------------------   ---------------------------
                                                       Assuming                        Assuming
                                                     redemption at                  redemption at
Expenses                              Assuming no   the end of each   Assuming no    the end of
  After    INVESTOR CLASS   CLASS A    Redemption        period        redemption    each period    CLASS I
--------   --------------   -------   -----------   ---------------   -----------   -------------   -------
  1 Year       $  586        $  576      $  218          $  718          $  218         $  318       $   98
 3 Years       $  895        $  848      $  683          $  983          $  683         $  683       $  323
 5 Years       $1,227        $1,139      $1,175          $1,375          $1,175         $1,175       $  566
10 Years       $2,162        $1,967      $2,356          $2,356          $2,530         $2,530       $1,264

GOVERNMENT FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                  INVESTOR
(expenses that are deducted from Fund assets)     CLASS    CLASS A   CLASS B   CLASS C   CLASS I
---------------------------------------------   --------   -------   -------   -------   -------
Management Fees(2)                                0.60%     0.60%     0.60%     0.60%     0.60%
Distribution and/or Service (12b-1) Fees(3)       0.25%     0.25%     1.00%     1.00%     None
Other Expenses(4)                                 0.58%     0.47%     0.55%     0.55%     0.40%
Total Annual Fund Operating Expenses(5)           1.43%     1.32%     2.15%     2.15%     1.00%
Fee Recoupments/(Waivers/Reimbursements) (5)     (0.28)%   (0.27)%   (0.25)%   (0.25)%   (0.60)%
Net Annual Fund Operating Expenses(5)             1.15%     1.05%     1.90%     1.90%     0.40%

EXAMPLE*

                                          CLASS B                       CLASS C
                                ---------------------------   ---------------------------
                                                 Assuming                      Assuming
                                              redemption at                 redemption at
Expenses   INVESTOR             Assuming no     the end of    Assuming no     the end of
  After      CLASS    CLASS A    Redemption    each period     Redemption    each period    CLASS I
--------   --------   -------   -----------   -------------   -----------   -------------   -------
  1 Year    $  562     $  552      $  193         $  693         $  193         $  293       $   41
 3 Years    $  856     $  824      $  649         $  949         $  649         $  649       $  259
 5 Years    $1,171     $1,116      $1,131         $1,331         $1,131         $1,131       $  494
10 Years    $2,063     $1,946      $2,280         $2,280         $2,463         $2,463       $1,170

INTERMEDIATE TERM BOND FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                  INVESTOR
(expenses that are deducted from Fund assets)     CLASS    CLASS A   CLASS B   CLASS C   CLASS I
---------------------------------------------   --------   -------   -------   -------   -------
Management Fees(2)                                0.60%     0.60%     0.60%     0.60%     0.60%
Distribution and/or Service (12b-1) Fees(3)       0.25%     0.25%     1.00%     1.00%     None
Other Expenses(4)                                 0.53%     0.34%     0.53%     0.53%     0.14%
Total Annual Fund Operating Expenses(5)           1.38%     1.19%     2.13%     2.13%     0.74%
Fee Recoupments/(Waivers/Reimbursements)(5)      (0.18)%   (0.14)%   (0.18)%   (0.18)%   (0.04)%
Net Annual Fund Operating Expenses(5)             1.20%     1.05%     1.95%     1.95%     0.70%

EXAMPLE*

                                          CLASS B                       CLASS C
                                ---------------------------   ---------------------------
                                                 Assuming                      Assuming
                                              redemption at                 redemption at
Expenses   INVESTOR             Assuming no     the end of    Assuming no     the end of
  After      CLASS    CLASS A    Redemption    each period     Redemption    each period    CLASS I
--------   --------   -------   -----------   -------------   -----------   -------------   -------
  1 Year    $  567     $  552      $  198         $  698         $  198         $  298        $ 72
 3 Years    $  850     $  798      $  650         $  950         $  650         $  650        $233
 5 Years    $1,155     $1,062      $1,128         $1,328         $1,128         $1,128        $408
10 Years    $2,018     $1,816      $2,257         $2,257         $2,448         $2,448        $915

MONEY MARKET FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                  INVESTOR
(expenses that are deducted from Fund assets)     CLASS    CLASS A   CLASS B   CLASS C
---------------------------------------------   --------   -------   -------   -------
Management Fees(1)                                0.48%     0.48%     0.48%     0.48%
Distribution and/or Service (12b-1) Fees          None       None      None      None
Other Expenses(2)                                 0.46%     0.23%     0.41%     0.41%
Total Annual Fund Operating Expenses(3)           0.94%     0.71%     0.89%     0.89%
Fee Recoupments/(Waivers/Reimbursements)(3)      (0.14)%   (0.01)%   (0.09)%   (0.09)%
Net Annual Fund Operating Expenses(3)             0.80%     0.70%     0.80%     0.80%

EXAMPLE*

Expenses   INVESTOR
  After      CLASS    CLASS A   CLASS B   CLASS C
--------   --------   -------   -------   -------
  1 Year    $   82      $ 72     $   82    $   82
 3 Years    $  286      $226     $  275    $  275
 5 Years    $  506      $394     $  484    $  484
10 Years    $1,142      $882     $1,102    $1,088

TAX FREE BOND FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                  INVESTOR
(expenses that are deducted from Fund assets)     CLASS    CLASS A   CLASS B   CLASS C
---------------------------------------------   --------   -------   -------   -------
Management Fees(2)                                0.60%     0.60%     0.60%     0.60%
Distribution and/or Service (12b-1) Fees(3)       0.25%     0.25%     0.50%     0.50%
Other Expenses(4)                                 0.33%     0.18%     0.28%     0.28%
Total Annual Fund Operating Expenses(5)           1.18%     1.03%     1.38%     1.38%
Fee Recoupments/(Waivers/Reimbursements)(5)      (0.19)%   (0.14)%   (0.14)%   (0.14)%
Net Annual Fund Operating Expenses(5)             0.99%     0.89%     1.24%     1.24%

EXAMPLE*

                                            CLASS B                   CLASS C
                                   ------------------------  ------------------------
                                                  Assuming                  Assuming
                                                 redemption                redemption
                                                   at the                    at the
Expenses                           Assuming no  end of each  Assuming no  end of each
  After   INVESTOR CLASS  CLASS A   Redemption     period     redemption     period
--------  --------------  -------  -----------  -----------  -----------  -----------
 1 Year       $  546       $  537     $  126       $  626       $  126     $  226
 3 Years      $  790       $  750     $  423       $  723       $  423     $  423
 5 Years      $1,052       $  980     $  742       $  942       $  742     $  742
10 Years      $1,801       $1,641     $1,591       $1,591       $1,645     $1,645

GLOBAL HIGH INCOME FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I
---------------------------------------------  --------  -------  -------  -------  -------
Management Fees(2)                               0.70%    0.70%    0.70%    0.70%    0.70%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%    None
Other Expenses(4)                                0.53%    0.37%    0.48%    0.48%    0.29%
Total Annual Fund Operating Expenses             1.48%    1.32%    2.18%    2.18%    0.99%
Fee Recoupments/(Waivers/Reimbursements)(5)        --    (0.01)%     --       --     0.16%
Net Annual Fund Operating Expenses(5)            1.48%    1.31%    2.18%    2.18%    1.15%

EXAMPLE*

                                            CLASS B                   CLASS C
                                   ------------------------  ------------------------
                                                  Assuming                  Assuming
                                                 redemption                redemption
                                                   at the                    at the
Expenses                           Assuming no  end of each  Assuming no  end of each
  After   INVESTOR CLASS  CLASS A   Redemption     period     redemption     period    CLASS I
--------  --------------  -------  -----------  -----------  -----------  -----------  -------
 1 Year       $  594       $  577     $  221       $  721       $  221       $  321     $  117
 3 Years      $  897       $  849     $  682       $  982       $  682       $  682     $  331
 5 Years      $1,222       $1,140     $1,169       $1,369       $1,169       $1,169     $  563
10 Years      $2,139       $1,968     $2,336       $2,336       $2,513       $2,513     $1,228

MAINSTAY BALANCED FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I  CLASS R1  CLASS R2  CLASS R3
---------------------------------------------  --------  -------  -------  -------  -------  --------  --------  --------
Management Fees(2)                               0.74%    0.74%    0.74%    0.74%   0.74%     0.74%     0.74%     0.74%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%   None      None      0.25%     0.50%
Other Expenses(4)                                0.38%    0.24%    0.34%    0.34%   0.21%     0.31%     0.31%     0.32%
Total Annual Fund Operating Expenses(5)          1.37%    1.23%    2.08%    2.08%   0.95%     1.05%     1.30%     1.56%
Fee Recoupments/(Waivers/Reimbursements) (5)       --       --       --       --    (0.01)%   (0.01)%   (0.01)%   (0.02)%
Net Annual Fund Operating Expenses(5)            1.37%    1.23%    2.08%    2.08%   0.94%     1.04%     1.29%     1.54%

EXAMPLE*

                                            CLASS B                   CLASS C
                                   ------------------------  ------------------------
                                                  Assuming                  Assuming
                                                 redemption                redemption
                                                   at the                    at the
Expenses                           Assuming no  end of each  Assuming no  end of each
  After   INVESTOR CLASS  CLASS A   Redemption     period     redemption     period    CLASS I  CLASS R1  CLASS R2  CLASS R3
--------  --------------  -------  -----------  -----------  -----------  -----------  -------  --------  --------  --------
 1 Year       $  682       $  668     $  211       $  711       $  211       $  311     $   96   $  106    $  131    $  157
 3 Years      $  960       $  919     $  652       $  952       $  652       $  652     $  302   $  333    $  411    $  491
 5 Years      $1,259       $1,188     $1,119       $1,319       $1,119       $1,119     $  525   $  578    $  712    $  848
10 Years      $2,106       $1,957     $2,229       $2,229       $2,410       $2,410     $1,165   $1,282    $1,567    $1,855

CONVERTIBLE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C
---------------------------------------------  --------  -------  -------  -------
Management Fees(2)                               0.69%    0.69%    0.69%    0.69%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%
Other Expenses(4)                                0.49%    0.26%    0.43%    0.43%
Total Annual Fund Operating Expenses(5)          1.43%    1.20%    2.12%    2.12%
Fee Recoupments/(Waivers/Reimbursements)(5)     (0.15)%  (0.11)%  (0.09)%  (0.09)%
Net Annual Fund Operating Expenses(5)            1.28%    1.09%    2.03%    2.03%

EXAMPLE*

                                            CLASS B                   CLASS C
                                   ------------------------  ------------------------
                                                  Assuming                  Assuming
                                                 redemption                redemption
                                                   at the                    at the
Expenses                           Assuming no  end of each  Assuming no  end of each
  After   INVESTOR CLASS  CLASS A   Redemption     period     redemption     period
--------  --------------  -------  -----------  -----------  -----------  -----------
 1 Year       $  673       $  655     $  206       $  706       $  206       $  306
 3 Years      $  964       $  900     $  655       $  955       $  655       $  655
 5 Years      $1,275       $1,163     $1,131       $1,331       $1,131       $1,131
10 Years      $2,157       $1,915     $2,269       $2,269       $2,445       $2,445

INCOME MANAGER FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)   CLASS    CLASS A  CLASS B  CLASS C  CLASS I
---------------------------------------------  --------  -------  -------  -------  -------
Management Fees(2)                               0.65%    0.65%    0.65%    0.65%    0.65%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%    None
Other Expenses(4)                                0.52%    0.28%    0.46%    0.46%    0.23%
Total Annual Fund Operating Expenses(5)          1.42%    1.18%    2.11%    2.11%    0.88%
Fee Recoupments/(Waivers/Reimbursements) (5)    (0.33)%  (0.19)%  (0.27)%  (0.27)%   0.02%
Net Annual Fund Operating Expenses(5)            1.09%    0.99%    1.84%    1.84%    0.90%

EXAMPLE*

                                            CLASS B                   CLASS C
                                   ------------------------  ------------------------
                                                  Assuming                  Assuming
                                                 redemption                redemption
                                                   at the                    at the
Expenses                           Assuming no  end of each  Assuming no  end of each
  After   INVESTOR CLASS  CLASS A   Redemption     period     redemption     period    CLASS I
--------  --------------  -------  -----------  -----------  -----------  -----------  -------
 1 Year       $  655       $  645     $  187       $  687       $  187       $  287     $   92
 3 Years      $  944       $  886     $  635       $  935       $  635       $  635     $  283
 5 Years      $1,254       $1,146     $1,109       $1,309       $1,109       $1,109     $  490
10 Years      $2,131       $1,887     $2,244       $2,244       $2,420       $2,420     $1,086

TOTAL RETURN FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I
---------------------------------------------  --------  -------  -------  -------  -------
Management Fees(2)                               0.63%    0.63%    0.63%    0.63%    0.63%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%    None
Other Expenses(4)                                0.54%    0.29%    0.48%    0.48%    0.30%
Total Annual Fund Operating Expenses(5)          1.42%    1.17%    2.11%    2.11%    0.93%
Fee Recoupments/(Waivers/Reimbursements) (5)    (0.13)%  (0.01)%  (0.07)%  (0.07)%  (0.14)%
Net Annual Fund Operating Expenses(5)            1.29%    1.16%    2.04%    2.04%    0.79%

EXAMPLE*

                                            CLASS B                   CLASS C
                                   ------------------------  ------------------------
                                                  Assuming                  Assuming
                                                 redemption                redemption
                                                   at the                    at the
Expenses                           Assuming no  end of each  Assuming no  end of each
  After   INVESTOR CLASS  CLASS A   Redemption     period     redemption     period    CLASS I
--------  --------------  -------  -----------  -----------  -----------  -----------  -------
 1 Year       $  674       $  662     $  207       $  707       $  207       $  307     $   81
 3 Years      $  963       $  900     $  654       $  954       $  654       $  654     $  282
 5 Years      $1,272       $1,157     $1,128       $1,328       $1,128       $1,128     $  501
10 Years      $2,148       $1,891     $2,260       $2,260       $2,436       $2,436     $1,130

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                           THE MAINSTAY GROUP OF FUNDS

                              MAINSTAY EQUITY FUNDS

                 Supplement dated April 16, 2008 ("Supplement")
            to the Prospectus dated February 28, 2008 ("Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn:
MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds' website at www.mainstayfunds.com. Please review this important information carefully.

1. A portion of the Fees and Expenses tables and information in the Example tables for the following Funds are hereby amended as follows in order to reflect the impact of the written expense limitation agreement which became effective on April 1, 2008. All other information in the Fees and Expenses tables, the accompanying footnote text, and the footnote text to the Example tables remain unchanged. Please refer to the Prospectus for appropriate footnote references.

ALL CAP GROWTH FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I
---------------------------------------------  --------  -------  -------  -------  -------
Management Fees(2)                              0.85%     0.85%    0.85%    0.85%    0.85%
Distribution and/or Service (12b-1) Fees(3)     0.25%     0.25%    1.00%    1.00%    None
Other Expenses(4)                               0.56%     0.26%    0.51%    0.51%    0.10%
Total Annual Fund Operating Expenses(5)         1.66%     1.36%    2.36%    2.36%    0.95%
Fee Recoupments/(Waivers/Reimbursements)(5)    (0.02)%   (0.09)%     --       --    (0.02)%
Net Annual Fund Operating Expenses(5)           1.64%     1.27%    2.36%    2.36%    0.93%

EXAMPLE*

                                            CLASS B                   CLASS C
                                   ------------------------  ------------------------
                                                  Assuming     Assuming
                                                 redemption   redemption
                                                   at the       at the
Expenses                           Assuming no  end of each  end of each  Assuming no
  After   INVESTOR CLASS  CLASS A   Redemption     period       period     redemption  CLASS I
--------  --------------  -------  -----------  -----------  -----------  -----------  -------
 1 Year       $  708       $  672     $  239       $  739       $  239       $  339     $   95
 3 Years      $1,043       $  949     $  736       $1,036       $  736       $  736     $  301
 5 Years      $1,401       $1,246     $1,260       $1,460       $1,260       $1,260     $  524
10 Years      $2,406       $2,088     $2,522       $2,522       $2,696       $2,696     $1,165

                                                                  Marketing Code

COMMON STOCK FUND

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2
---------------------------------------------  --------  -------  -------  -------  -------  --------
Management Fees(2)                               0.70%    0.70%    0.70%    0.70%    0.70%     0.70%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%    None      0.25%
Other Expenses(4)                                0.63%    0.31%    0.59%    0.59%    0.18%     0.28%
Total Annual Fund Operating Expenses(5)          1.58%    1.26%    2.29%    2.29%    0.88%     1.23%
Fee Recoupments/(Waivers/Reimbursements)(5)     (0.17)%  (0.21)%  (0.13)%  (0.13)%  (0.25)%   (0.25)%
Net Annual Fund Operating Expenses(5)            1.41%    1.05%    2.16%    2.16%    0.63%     0.98%

EXAMPLE*

                                            CLASS B                   CLASS C
                                   ------------------------  ------------------------
                                                  Assuming                  Assuming
                                                 redemption                redemption
                                                   at the                    at the      CLASS I
Expenses                           Assuming no  end of each  Assuming no  end of each  Assuming no
  After   INVESTOR CLASS  CLASS A   Redemption     period     redemption     period     redemption  CLASS R2
--------  --------------  -------  -----------  -----------  -----------  -----------  -----------  --------
 1 Year       $  686       $  651     $  219       $  719       $  219       $  319       $   64     $  100
 3 Years      $1,006       $  908     $  703       $1,003       $  703       $  703       $  256     $  366
 5 Years      $1,348       $1,185     $1,213       $1,413       $1,213       $1,213       $  463     $  652
10 Years      $2,311       $1,971     $2,437       $2,437       $2,616       $2,616       $1,061     $1,467

LARGE CAP GROWTH FUND

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I  CLASS R1  CLASS R2  CLASS R3
---------------------------------------------  --------  -------  -------  -------  -------  --------  --------  --------
Management Fees(2)                               0.75%    0.75%    0.75%    0.75%    0.75%     0.75%     0.75%     0.75%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%    None      None      0.25%     0.50%
Other Expenses(4)                                0.54%    0.34%    0.49%    0.49%    0.16%     0.26%     0.27%     0.26%
Total Annual Fund Operating Expenses(5)          1.54%    1.34%    2.24%    2.24%    0.91%     1.01%     1.27%     1.51%
Fee Recoupments/(Waivers/Reimbursements)(5)     (0.04)%  (0.16)%     --       --    (0.11)%   (0.11)%   (0.12)%   (0.11)%
Net Annual Fund Operating Expenses(5)            1.50%    1.18%    2.24%    2.24%    0.80%     0.90%     1.15%     1.40%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I  CLASS R1  CLASS R2  CLASS R3
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------  --------  --------  --------
 1 Year    $  694      $  664       $  227         $  727         $  227         $  327       $   82   $   92    $  117    $  143
 3 Years   $1,006      $  936       $  700         $1,000         $  700         $  700       $  279   $  311    $  391    $  466
 5 Years   $1,340      $1,229       $1,200         $1,400         $1,200         $1,200       $  493   $  547    $  685    $  813
10 Years   $2,280      $2,061       $2,399         $2,399         $2,575         $2,575       $1,109   $1,226    $1,523    $1,792

MAP FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I  CLASS R1  CLASS R2  CLASS R3
---------------------------------------------  --------  -------  -------  -------  -------  --------  --------  --------
Management Fees(2)                               0.73%    0.73%    0.73%    0.73%    0.73%     0.73%     0.73%     0.73%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%    None      None      0.25%     0.50%
Other Expenses(4)                                0.34%    0.24%    0.32%    0.32%    0.19%     0.29%     0.29%     0.29%
Total Annual Fund Operating Expenses(5)          1.32%    1.22%    2.05%    2.05%    0.92%     1.02%     1.27%     1.52%
Fee Recoupments/(Waivers/Reimbursements)(5)        --    (0.03%)     --       --       --        --        --        --
Net Annual Fund Operating Expenses(5)            1.32%    1.19%    2.05%    2.05%    0.92%     1.02%     1.27%     1.52%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I  CLASS R1  CLASS R2  CLASS R3
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------  --------  --------  --------
 1 Year    $  677      $  665       $  208         $  708         $  208         $  308       $   94   $  104    $  129    $  155
 3 Years   $  945      $  913       $  643         $  943         $  643         $  643       $  293   $  325    $  403    $  480
 5 Years   $1,234      $1,181       $1,103         $1,303         $1,103         $1,103       $  509   $  563    $  697    $  829
10 Years   $2,053      $1,944       $2,192         $2,192         $2,379         $2,379       $1,131   $1,248    $1,534    $1,813

MID CAP GROWTH FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3
---------------------------------------------  --------  -------  -------  -------  -------  --------  --------
Management Fees(2)                               0.75%    0.75%    0.75%    0.75%    0.75%     0.75%     0.75%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%    None      0.25%     0.50%
Other Expenses(4)                                0.52%    0.36%    0.49%    0.49%    0.25%     0.35%     0.35%
Total Annual Fund Operating Expenses(5)          1.52%    1.36%    2.24%    2.24%    1.00%     1.35%     1.60%
Fee Recoupments/(Waivers/Reimbursements)(5)        --    (0.07%)   0.01%    0.01%    0.01%       --      0.04%
Net Annual Fund Operating Expenses(5)            1.52%    1.29%    2.25%    2.25%    1.01%     1.35%     1.64%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I  CLASS R2  CLASS R3
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------  --------  --------
 1 Year    $  696      $  674       $  228         $  728         $  228         $  328       $  103   $  137    $  167
 3 Years   $1,004      $  951       $  701         $1,001         $  701         $  701       $  319   $  428    $  509
 5 Years   $1,333      $1,247       $1,201         $1,401         $1,201         $1,201       $  553   $  739    $  875
10 Years   $2,263      $2,089       $2,394         $2,394         $2,576         $2,576       $1,226   $1,624    $1,903

MID CAP OPPORTUNITY FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I  CLASS R3
---------------------------------------------  --------  -------  -------  -------  -------  --------
Management Fees(2)                               0.90%    0.90%    0.90%    0.90%    0.90%     0.90%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%     None     0.50%
Other Expenses(4)                                0.63%    0.39%    0.58%    0.58%    0.27%     0.37%
Total Annual Fund Operating Expenses(5)          1.78%    1.54%    2.48%    2.48%    1.17%     1.77%
Fee Recoupments/(Waivers/Reimbursements)(5)     (0.33)%  (0.19)%  (0.28)%  (0.28)%  (0.13)%   (0.13)%
Net Annual Fund Operating Expenses(5)            1.45%    1.35%    2.20%    2.20%    1.04%     1.64%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I  CLASS R3
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------  --------
 1 Year    $  689      $  680       $  223         $  723         $  223         $  323       $  106   $  167
 3 Years   $1,049      $  992       $  746         $1,046         $  746         $  746       $  359   $  545
 5 Years   $1,432      $1,326       $1,295         $1,495         $1,295         $1,295       $  631   $  947
10 Years   $2,504      $2,268       $2,622         $2,622         $2,795         $2,795       $1,409   $2,073

MID CAP VALUE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I  CLASS R1  CLASS R2
---------------------------------------------  --------  -------  -------  -------  -------  --------  --------
Management Fees(2)                               0.70%    0.70%    0.70%    0.70%    0.70%     0.70%     0.70%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%     None     None      0.25%
Other Expenses(4)                                0.47%    0.34%    0.44%    0.44%    0.11%     0.22%     0.21%
Total Annual Fund Operating Expenses(5)          1.42%    1.29%    2.14%    2.14%    0.81%     0.92%     1.16%
Fee Recoupments/(Waivers/Reimbursements)(5)     (0.02)%     --       --       --    (0.04)%   (0.05)%   (0.04)%
Net Annual Fund Operating Expenses(5)            1.40%    1.29%    2.14%    2.14%    0.77%     0.87%     1.12%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I  CLASS R1  CLASS R2
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------  --------  --------
 1 Year    $  685      $  674       $  217         $  717         $  217         $  317        $ 79    $   89    $  114
 3 Years   $  973      $  936       $  670         $  970         $  670         $  670        $255    $  288    $  365
 5 Years   $1,282      $1,219       $1,149         $1,349         $1,149         $1,149        $446    $  504    $  634
10 Years   $2,157      $2,021       $2,289         $2,289         $2,472         $2,472        $998    $1,127    $1,405

SMALL CAP GROWTH FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)   CLASS    CLASS A  CLASS B  CLASS C  CLASS I
---------------------------------------------  --------  -------  -------  -------  -------
Management Fees(2)                               1.00%    1.00%    1.00%    1.00%    1.00%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%     None
Other Expenses(4)                                0.72%    0.46%    0.68%    0.68%    0.30%
Total Annual Fund Operating Expenses(5)          1.97%    1.71%    2.68%    2.68%    1.30%
Fee Recoupments/(Waivers/Reimbursements) (5)    (0.39)%  (0.23)%  (0.35)%  (0.35)%  (0.37)%
Net Annual Fund Operating Expenses(5)            1.58%    1.48%    2.33%    2.33%    0.93%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------
 1 Year    $  702      $  692       $  236         $  736         $  236         $  336      $   95
 3 Years   $1,099      $1,038       $  799         $1,099         $  799         $  799      $  376
 5 Years   $1,520      $1,407       $1,389         $1,589         $1,389         $1,389      $  677
10 Years   $2,690      $2,440       $2,815         $2,815         $2,987         $2,987      $1,535

SMALL CAP OPPORTUNITY FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I
---------------------------------------------  --------  -------  -------  -------  -------
Management Fees(2)                               1.00%    1.00%    1.00%    1.00%    1.00%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%     None
Other Expenses(4)                                0.67%    0.38%    0.56%    0.56%    0.35%
Total Annual Fund Operating Expenses(5)          1.92%    1.63%    2.56%    2.56%    1.35%
Fee Recoupments/(Waivers/Reimbursements) (5)    (0.12)%     --    (0.01)%  (0.01)%  (0.16)%
Net Annual Fund Operating Expenses(5)            1.80%    1.63%    2.55%    2.55%    1.19%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------
 1 Year    $  723      $  707       $  258         $  758         $  258         $  358       $  121
 3 Years   $1,109      $1,036       $  796         $1,096         $  796         $  796       $  412
 5 Years   $1,519      $1,388       $1,360         $1,560         $1,360         $1,360       $  724
10 Years   $2,661      $2,376       $2,738         $2,738         $2,894         $2,894       $1,610

SMALL CAP VALUE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I
---------------------------------------------  --------  -------  -------  -------  -------
Management Fees(2)                               0.85%    0.85%    0.85%    0.85%    0.85%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%     None
Other Expenses(4)                                0.70%    0.52%    0.65%    0.65%    0.43%
Total Annual Fund Operating Expenses(5)          1.80%    1.62%    2.50%    2.50%    1.28%
Fee Recoupments/(Waivers/Reimbursements)(5)     (0.15)%  (0.07)%  (0.10)%  (0.10)%  (0.04)%
Net Annual Fund Operating Expenses(5)            1.65%    1.55%    2.40%    2.40%    1.24%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------
 1 Year    $  709      $  699       $  243         $  743         $  243         $  343       $  126
 3 Years   $1,071      $1,027       $  769         $1,069         $  769         $  769       $  402
 5 Years   $1,458      $1,377       $1,322         $1,522         $1,322         $1,322       $  698
10 Years   $2,538      $2,361       $2,656         $2,656         $2,828         $2,828       $1,542

VALUE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I  CLASS R1  CLASS R2
---------------------------------------------  --------  -------  -------  -------  -------  --------  --------
Management Fees(2)                               0.62%    0.62%    0.62%    0.62%    0.62%    0.62%      0.62%
Distribution and/or Service (12b-1) Fees(3)      0.25%    0.25%    1.00%    1.00%    None      None      0.25%
Other Expenses(4)                                0.45%    0.25%    0.41%    0.41%    0.14%    0.25%      0.25%
Total Annual Fund Operating Expenses(5)          1.32%    1.12%    2.03%    2.03%    0.76%    0.87%      1.12%
Fee Recoupments/(Waivers/Reimbursements)(5)     (0.04)%     --       --       --    (0.04)%  (0.05)%    (0.05)%
Net Annual Fund Operating Expenses(5)            1.28%    1.12%    2.03%    2.03%    0.72%    0.82%      1.07%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I  CLASS R1  CLASS R2
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------  --------  --------
 1 Year    $  673      $  658       $  206         $  706         $  206         $  306        $ 74    $   84    $  109
 3 Years   $  942      $  886       $  637         $  937         $  637         $  637        $239    $  273    $  351
 5 Years   $1,230      $1,133       $1,093         $1,293         $1,093         $1,093        $418    $  477    $  612
10 Years   $2,049      $1,838       $2,176         $2,176         $2,358         $2,358        $939    $1,068    $1,359

INTERNATIONAL EQUITY FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES                 INVESTOR
(expenses that are deducted from Fund assets)    CLASS   CLASS A  CLASS B  CLASS C  CLASS I  CLASS R1  CLASS R2  CLASS R3
---------------------------------------------  --------  -------  -------  -------  -------  --------  --------  --------
Management Fees(3)                               0.88%    0.88%    0.88%    0.88%    0.88%     0.88%     0.88%     0.88%
Distribution and/or Service (12b-1) Fees(4)      0.25%    0.25%    1.00%    1.00%     None     None      0.25%     0.50%
Other Expenses(5)                                0.53%    0.26%    0.48%    0.48%    0.14%     0.24%     0.24%     0.24%
Total Annual Fund Operating Expenses(6)          1.66%    1.39%    2.36%    2.36%    1.02%     1.12%     1.37%     1.62%
Fee Recoupments/(Waivers/Reimbursements)(6)        --    (0.02)%     --       --     0.01%     0.01%     0.01%     0.01%
Net Annual Fund Operating Expenses(6)            1.66%    1.37%    2.36%    2.36%    1.03%     1.13%     1.38%     1.63%

EXAMPLE*

                                            CLASS B                       CLASS C
                                 ----------------------------  ----------------------------
                                                  Assuming                      Assuming
                                               redemption at                 redemption at
Expenses  INVESTOR               Assuming no  the end of each  Assuming no  the end of each
  after     CLASS     CLASS A     redemption       period       redemption       period      CLASS I  CLASS R1  CLASS R2  CLASS R3
--------  --------  -----------  -----------  ---------------  -----------  ---------------  -------  --------  --------  --------
 1 Year    $  709      $  682       $  239         $  739         $  239         $  339       $  105   $  115   $  140     $  166
 3 Years   $1,045      $  964       $  736         $1,036         $  736         $  736       $  326   $  357   $  435     $  512
 5 Years   $1,403      $1,267       $1,260         $1,460         $1,260         $1,260       $  564   $  618   $  751     $  882
10 Years   $2,407      $2,125       $2,522         $2,522         $2,696         $2,696       $1,249   $1,364   $1,647     $1,923

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.


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